DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
Summary of consolidated statements of income and cash flows

	2019	2018	2017

Revenues	$1.4	$19.8	$19.8
Expenses	1.2	14.5	14.7
Income taxes	—	1.4	1.4
Gain on disposal of businesses	115.7	—	—
Income from discontinued operations	$115.9	$3.9	$3.7

	2019	2018	2017

Cash flows related to operating activities	$(0.7)	$10.4	$9.5
Cash flows related to investing activities	—	(1.9)	(3.5)
Cash flows (used in) provided by discontinued operations	$(0.7)	$8.5	$6.0

Summary of consolidated statement of balance sheet

2018

Current assets	$1.3
Property, plant and equipment	72.5
Intangible assets and goodwill	21.2
Assets held for sale	95.0
Current liabilities held for sale	(6.6)
Net assets held for sale	$88.4